Balance Sheets - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
CURRENT ASSETS
Cash	$ 19,266	$ 91,675	$ 102,255
Accounts Receivable, net	1,657	63,268	20,377
Inventory	195,363	224,695	290,368
Prepaid Expenses and Other Current Assets	682,435	774,338	1,716,551
TOTAL CURRENT ASSETS	898,721	1,153,976	2,129,551
Property and Equipment, net	43,730	48,133	92,208
Other Assets	102,256	77,256	33,230
TOTAL ASSETS	1,044,707	1,279,365	2,254,989
CURRENT LIABILITIES
Accounts Payable and Accrued Liabilities	547,137	441,190	337,866
Related Party Convertible Notes Payable, net of debt discount	438,832	266,247	20,730
Convertible Notes Payable, net of debt discount		733,253	597,500
Note Payable-Other	782,099	26,130
Redemption Value of Series C Preferred Stock	23,164	1,661,424	2,495,666
Accrued Interest	1,661,424	382,820	58,399
Deferred Revenue	447,974		500,000
Derivative Liability	3,590,301	5,072,579	2,217,744
TOTAL CURRENT LIABILITIES	7,490,931	8,583,643	6,227,905
Preferred Stock - Series A - Par Value of $.001 1,000,000 shares authorized; 1,000,000 shares issued and outstanding as of September 30, 2017 and June 30, 2017	1,000	1,000	1,000
Preferred Stock - Series B - Par Value of $.001 5,000,000 shares authorized; no shares issued and outstanding
Preferred Stock - Series C - Par Value of $.001 2,000,000 shares authorized; 1,107,607 shares outstanding (classified as a liability as of September 30, 2017 and June 30, 2017)
Preferred Stock - Series D - Par Value of $.001 2,000,000 shares authorized; no shares issued and outstanding
Preferred Stock - Series E - Par Value of $.001 789,474 shares authorized, issued, and outstanding as of September 30, 2017; No shares authorized, issued, and outstanding as of June 30, 2017	789
Common Stock - Par Value of $.001 950,000,000 shares authorized as of June 30, 2017; 786,525,118 shares issued and outstanding as of June 30, 2017; 800,000,000 shares authorized as of June 30, 2016; 537,989,764 shares issued and outstanding as of June 30, 2016	$ 793,266	$ 786,525	$ 537,990
Additional Paid In Capital	18,228,082	18,062,830	12,366,476
Accumulated Deficit	(25,469,361)	(26,154,633)	(16,878,382)
TOTAL SHAREHOLDERS’ DEFICIT	(6,446,224)	(7,304,278)	(3,972,916)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 1,044,707	$ 1,279,365	$ 2,254,989